Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	Hatteras Alternative Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001171324
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Hatteras Alpha Hedged Strategies Fund (Prospectus Summary) | Hatteras Alpha Hedged Strategies Fund | No Load
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALPHX
Hatteras Alpha Hedged Strategies Fund (Prospectus Summary) | Hatteras Alpha Hedged Strategies Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APHAX
Hatteras Alpha Hedged Strategies Fund (Prospectus Summary) | Hatteras Alpha Hedged Strategies Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APHCX
Hatteras Alpha Hedged Strategies Fund (Prospectus Summary) | Hatteras Alpha Hedged Strategies Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALPIX
Hatteras Long / Short Equity Fund (Prospectus Summary) | Hatteras Long / Short Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLSAX
Hatteras Long / Short Equity Fund (Prospectus Summary) | Hatteras Long / Short Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLSIX
Hatteras Long / Short Debt Fund (Prospectus Summary) | Hatteras Long / Short Debt Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFIAX
Hatteras Long / Short Debt Fund (Prospectus Summary) | Hatteras Long / Short Debt Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFINX
Hatteras Hedged Strategies Fund (Prospectus Summary) | Hatteras Hedged Strategies Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHSIX